UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     November 3, 2005


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value total: $330,734 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2776    37836 SH       SOLE                    34166              3670
Abbott Laboratories Corp.      COM              002824100      211     4985 SH       SOLE                     4985
Accenture Ltd                  COM              g1150g111     3085   121175 SH       SOLE                   107525             13650
Altria Group, Inc.             COM              02209s103     1159    15717 SH       SOLE                    12177              3540
American Express Co.           COM              025816109      680    11833 SH       SOLE                     9206              2627
American Healthways            COM              02649V104      561    13224 SH       SOLE                    11324              1900
American International Group   COM              026874107     9424   152101 SH       SOLE                   146179              5922
American Retirement Corp.      COM              028913101     9339   495956 SH       SOLE                   487981              7975
Amgen Inc.                     COM              031162100     7399    92874 SH       SOLE                    85349              7525
Amsouth Bancorporation         COM              032165102     5637   223162 SH       SOLE                   203291             19871
Anheuser-Busch Companies, Inc. COM              035229103      258     5996 SH       SOLE                     4296              1700
Aon Corp.                      COM              037389103      242     7546 SH       SOLE                     7546
Apache Corp.                   COM              037411105    10124   134592 SH       SOLE                   126864              7728
Automatic Data Processing      COM              053015103     1519    35300 SH       SOLE                    34600               700
BP Amoco LP                    COM              055622104     1381    19487 SH       SOLE                    16785              2702
Baker Hughes, Inc.             COM              057224107      493     8265 SH       SOLE                     8130               135
BankAmerica Corp.              COM              060505104     1065    25308 SH       SOLE                    24710               598
BellSouth Corp.                COM              079860102      328    12477 SH       SOLE                     9217              3260
Berkshire Hathaway Inc. Class  COM              084670108     1558       19 SH       SOLE                       15                 4
Berkshire Hathaway Inc. Class  COM              084670207     5749     2105 SH       SOLE                     1936               169
Biomet, Inc.                   COM              090613100     4027   116028 SH       SOLE                   104853             11175
Bristol Myers Squibb           COM              110122108      821    34106 SH       SOLE                    34106
Cendant Corp.                  COM              151313103     5305   257008 SH       SOLE                   241257             15751
Central Parking Corp.          COM              154785109      633    42350 SH       SOLE                    37250              5100
Ceridian Corp.                 COM              156779100      255    12272 SH       SOLE                    12272
Chevron Corp.                  COM              166764100      898    13870 SH       SOLE                    12180              1690
Cisco Systems Inc.             COM              17275R102     5595   312213 SH       SOLE                   285634             26579
Citigroup Inc.                 COM              172967101     4479    98392 SH       SOLE                    93198              5194
Coca Cola Co.                  COM              191216100     1946    45066 SH       SOLE                    42176              2890
ConocoPhillips                 COM              20825c104     6791    97139 SH       SOLE                    93277              3862
Dell Corp.                     COM              24702r101      550    16075 SH       SOLE                    15585               490
Dionex Corp.                   COM              254546104      347     6400 SH       SOLE                     6400
Discovery Holding Cl A         COM              25468y107      624    43227 SH       SOLE                    39882              3345
Dollar General Corp.           COM              256669102      547    29800 SH       SOLE                    25032              4768
Dominion Resources, Inc.       COM              25746u109      761     8830 SH       SOLE                     7830              1000
Dover Corp.                    COM              260003108      286     7000 SH       SOLE                     6200               800
Duke Energy Corp.              COM              264399106      481    16480 SH       SOLE                    15180              1300
Eaton Corp.                    COM              278058102      432     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102    11826   186124 SH       SOLE                   177823              8301
FedEx Corp.                    COM              31428X106     5069    58181 SH       SOLE                    54231              3950
Federal National Mortgage Assn COM              313586109      421     9400 SH       SOLE                     8000              1400
First Data Corp.               COM              319963104     3544    88611 SH       SOLE                    77154             11457
General Electric Co.           COM              369604103    12684   376729 SH       SOLE                   352178             24551
General Mills Inc.             COM              370334104     1262    26175 SH       SOLE                    24575              1600
Gillette Co.                   COM              375766102     3895    66920 SH       SOLE                    61437              5483
HCA Inc.                       COM              404119109    16411   342461 SH       SOLE                   337690              4771
Halliburton Inc.               COM              406216101    11185   163243 SH       SOLE                   154090              9153
HealthStream Inc.              COM              42222n103      251    85000 SH       SOLE                    84400               600
Hewlett Packard Co.            COM              428236103      623    21339 SH       SOLE                    20713               626
Home Depot Inc.                COM              437076102     9671   253574 SH       SOLE                   241574             12000
Intel Corp.                    COM              458140100     7311   296580 SH       SOLE                   272525             24055
International Business Machine COM              459200101     5224    65115 SH       SOLE                    59490              5625
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1098    32356 SH       SOLE                    31056              1300
Johnson & Johnson              COM              478160104     8496   134257 SH       SOLE                   126100              8156
Kimberly-Clark Corp.           COM              494368103     1051    17650 SH       SOLE                    16850               800
L-3 Communications             COM              502424104     5638    71301 SH       SOLE                    68251              3050
Liberty Global, Inc. Series A  COM              530719103      766    28294 SH       SOLE                    26999              1295
Liberty Global, Inc. Series C  COM              530555309      729    28294 SH       SOLE                    26999              1295
Liberty Media Corp.            COM              530718105     3842   477257 SH       SOLE                   437357             39900
Lifepoint Hospitals, Inc.      COM              53219l109      232     5297 SH       SOLE                     5297
Lowes Companies                COM              548661107     2758    42829 SH       SOLE                    37579              5250
Medtronic Inc.                 COM              585055106     7555   140890 SH       SOLE                   128265             12625
Microsoft Corp.                COM              594918104     5385   209302 SH       SOLE                   185632             23670
Molex Inc. - Class A           COM              608554200     4668   181580 SH       SOLE                   170060             11520
News Corp. Ltd. Class B        COM              65248e203     1694   102650 SH       SOLE                    96300              6350
O Charley's Inc.               COM              670823103      262    18300 SH       SOLE                    15600              2700
PHH Corp.                      COM              693320202      235     8561 SH       SOLE                     7965               596
PepsiCo Inc.                   COM              713448108     1709    30138 SH       SOLE                    27823              2315
Perot Systems Corp.            COM              714265105      625    44200 SH       SOLE                    42200              2000
Pfizer Inc.                    COM              717081103     1759    70431 SH       SOLE                    64971              5460
Piedmont Natural Gas Co.       COM              720186105      207     8224 SH       SOLE                     8224
Pinnacle Financial Partners    COM              72346q104      227     9000 SH       SOLE                     5000              4000
Procter & Gamble Co.           COM              742718109     1591    26765 SH       SOLE                    23415              3350
Regions Financial Corp.        COM              758940100      273     8787 SH       SOLE                     8787
Republic Services Inc.         COM              760759100     7290   206573 SH       SOLE                   195473             11100
Royal Dutch Shell Cl A         COM              780259206      263     4000 SH       SOLE                     3200               800
S&P SmallCap 600 Index Fund    COM              464287804     2914    50450 SH       SOLE                    48625              1825
SBC Communications, Inc.       COM              78387g103      369    15402 SH       SOLE                    14483               919
Sanofi Aventis ADR             COM              80105n105     4714   113456 SH       SOLE                   101056             12400
Schlumberger Ltd.              COM              806857108     6971    82610 SH       SOLE                    76535              6075
Select Basic Materials Sector  COM              81369y100     2005    72920 SH       SOLE                    65320              7600
Sovereign Chief Venture F      COM              845912104       10    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     2411    53722 SH       SOLE                    51347              2375
SunTrust Banks Inc.            COM              867914103     2432    35011 SH       SOLE                    34407               604
Sysco Corp.                    COM              871829107     9979   318111 SH       SOLE                   292796             25315
Target Corporation             COM              87612e106      463     8925 SH       SOLE                     7605              1320
Tyco International Ltd.        COM              902124106     6162   221260 SH       SOLE                   204645             16615
United Parcel Svc. Inc. CL B   COM              911312106     4011    58020 SH       SOLE                    53120              4900
United Technologies Corp.      COM              913017109     6081   117298 SH       SOLE                   106298             11000
Verizon Communications         COM              92343v104      371    11359 SH       SOLE                     8548              2811
Viacom- Cl. B                  COM              925524308      935    28334 SH       SOLE                    26234              2100
Vodafone Group PLC ADR         COM              92857w100     6016   231641 SH       SOLE                   211341             20300
Wachovia Corp.                 COM              929903102      518    10894 SH       SOLE                     9628              1266
Wal-Mart Stores Inc.           COM              931142103     9404   214608 SH       SOLE                   202468             12140
Walt Disney Co.                COM              254687106     2825   117054 SH       SOLE                   103442             13612
Wells Fargo & Co.              COM              949746101     4617    78832 SH       SOLE                    74130              4702
Willis Group Holdings Inc.     COM              G96655108     5694   151637 SH       SOLE                   141535             10102
Wyeth Co.                      COM              983024100      937    20254 SH       SOLE                    16679              3575
Zimmer Holdings, Inc.          COM              98956P102      281     4076 SH       SOLE                     4029                47
iShares China                  COM              464287184     1474    22950 SH       SOLE                    22375               575
iShares MSCI Japan             COM              464286848     2174   178325 SH       SOLE                   171825              6500
iShares MSCI Pacific Rim       COM              464286665      948     9190 SH       SOLE                     8765               425
Lehman Bros. HLDGS PINES-Gener PFD CV           524908563      524    20100 SH       SOLE                    20100